Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
18. Receivables and Other Current Assets
Summary of Receivables And Other Current Assets
18.

RECEIVABLES AND OTHER CURRENT ASSETS
Receivables and other current assets consisted of the

following:
As at December 31 December 31
millions of Canadian dollars

2021 2020
Customer accounts receivable – billed $

767 $

570
Customer accounts receivable – unbilled

318

286
Allowance for credit losses (21) (22)
Capitalized transportation capacity
(1)

316

200
Income tax receivable 8

11
Prepaid expenses

65

50
Other

280

138
$

1,733 $

1,233
(1) Capitalized transportation capacity represents the

value of transportation/storage received by EES

on asset management
agreements at the inception of the contracts. The

asset is amortized over the term of each

contract.